SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS OF WARRANTS (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expected term, in years	1 year 6 months	2 years 9 months 29 days
Expected volatility	100.00%	162.24%
Risk-free interest rate		0.44%
Dividend yield
Minimum [Member]
Risk-free interest rate	0.09%
Maximum [Member]
Risk-free interest rate	0.13%